Stated capital - Purchases under share repurchase plan (Details) - ZAR (R) R / shares in Units, R in Thousands		12 Months Ended
	Apr. 29, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stated Capital [Abstract]
Total number of shares repurchased (in shares)		9,157,695	5,015,660
Average price paid per share (in ZAR per share)	R 2.36	R 8.03	R 3.72
Shares canceled under the share repurchase program (in shares)		9,157,695	5,015,660
Total value of shares purchased as part of publicly announced program		R 73,548	R 18,666	R 473,682
Maximum value of shares that may yet be purchased under the program		R 177,786	R 251,334